Intangibles Assets and Goodwill	6 Months Ended
Jun. 30, 2026
Intangibles Assets and Goodwill [Abstract]
Intangibles assets and goodwill
9.	Intangible assets and goodwill

Cost	Client relationships	Technology	Brand Name	Total
Balance, December 31, 2024	$307,640	$3,722,456	$32,259,253	$36,289,349
Acquisition of Neuronomics	-	-	337,211	337,211
Additions	-	-	203,562	203,562
Deconsolidation of Neuronomics	-	-	(498,065)	(498,065)
Balance, December 31, 2025 and June 30, 2026	$307,640	$3,722,456	$32,301,961	$36,332,057

Accumulated Amortization	Client relationships	Technology	Brand Name	Total
Balance, December 31, 2024	$(21,323)	$(3,641,701)	$(30,977,055)	$(34,640,079)
Amortization	(27,700)	(30,291)	(1,273,590)	(1,331,581)
Deconsolidation of Neuronomics	-	-	39,811	39,811
Balance, December 31, 2025	$(49,023)	$(3,671,992)	$(32,210,834)	$(35,931,849)
Amortization		(24,280)	-	(24,280)
Impairment loss	(258,617)	(26,184)	(91,127)	(375,928)
Balance, June 30, 2026	$(307,640)	$(3,722,456)	$(32,301,961)	$(36,332,057)
Balance, December 31, 2025	$258,617	$50,464	$91,127	$400,208
Balance, June 30, 2026	$-	$-	$-	$-

The Company acquired various intangible assets as part of its acquisition of Reflexivity. During the six months ended June 30, 2026, management determined that these intangible assets were impaired and recognized an impairment loss of $375,928.

Goodwill

The continuity of the goodwill acquired as part of the acquisitions is as follows:

Balance, December 31, 2024	$37,157,779
Acquisition of Neuronomics	2,907,440
Deconsolidation of Neuronomics	(2,907,440)
Impairment	(2,077,585)
Balance, December 31, 2025 and June 30, 2026	$35,080,194

Impairment test of goodwill

The Company tests goodwill annually for impairment, or more frequently if there are indications that goodwill might be impaired. During December 31, 2025, the review led to the recognition of an impairment loss of $2,077,585 at the Reflexivity CGU. The recoverable amount of each of the Company’s CGUs has been assessed by reference to the value in use (“VIU”).

The key assumptions used included in the year ended December 31, 2025 impairment test: AUM long term growth rate of 2%, annualized rate of staking return of 3.4%, percentage of AUM staked of 65%, expense growth rate of 2.0% and the discount rate used of 25.4%. The expected future cash flows were projected for five years in the 2025 test.

The directors and management have considered and assessed reasonably possible changes for other key assumptions and have not identified any instances that could cause the carrying amount of the ETP CGU to exceed its recoverable amount.